13003951

![NASDAQ THE NASDAQ OMX GROUP]

THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

JAN 30 2014
Washington, DC 20549

001-36248

By Electronic Mail

January 30, 2014

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CELTNAS

Dear Mr. Thomas:

This is to certify that on January 30, 2014 The Nasdaq Stock Market (the "Exchange") received from CELSUS THERAPEUTICS PLC (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

American Depositary Shares, each representing 10 Ordinary Shares

Ordinary Shares, par value £0.01 per share*

* Application to be made for listing, not for trading, but only in connection with the registration of the American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission.

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery